Shareholders' Equity - Stock-Based Compensation Additional Information (Details) - USD ($) $ in Thousands					12 Months Ended
	Sep. 01, 2022	Oct. 17, 2019	May 30, 2018	May 27, 2015	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of stock options exercised					$ 464,603	$ 2,945,683
Remaining unamortized compensation cost related to unvested stock options and RSUs					$ 492,257	$ 810,327
Remaining unamortized compensation cost related to unvested stock options and RSUs, period of recognition					1 year 11 months 15 days
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)					22,100,197	5,620,840
Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield					0.00%	0.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)				25.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)				25.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)				25.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | Fourth Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)				25.00%
Stock Option Plan | Employee and Non-Employee Stock Options | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			33.33%
Stock Option Plan | Employee and Non-Employee Stock Options | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			33.33%
Stock Option Plan | Employee and Non-Employee Stock Options | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			33.33%
Prior to November 2017 RSUs | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Remaining vesting period				24 months
Prior to November 2017 RSUs | Restricted share units | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)				25.00%
Prior to November 2017 RSUs | Restricted share units | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)				25.00%
Prior to November 2017 RSUs | Restricted share units | Fourth Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)				25.00%
LTIP | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years	4 years
Remaining vesting period				36 months
LTIP | Restricted share units | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)			33.33%
Award vesting amount (as a percent)				25.00%
LTIP | Restricted share units | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)			33.33%
LTIP | Restricted share units | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)			33.33%
LTIP | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)					0
LTIP | Deferred Shares Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)					11,413
Flex Comp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 months
Flex Comp | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)	4,010,825
Class A Subordinate Voting | 6 River Systems, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued with trading restrictions (in shares)		1,220,800
Restricted shares remaining (in shares)					305,200
Class A Subordinate Voting | Deliverr Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued with trading restrictions (in shares)		5,397,628
Restricted shares remaining (in shares)					5,397,628
Class A Subordinate Voting | Other Acquisitions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued with trading restrictions (in shares)		251,972
Restricted shares remaining (in shares)					251,972
Class A Subordinate Voting | Stock Option Plan | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Trading days used to calculate volume weighted average trading price				5 days
Class A Subordinate Voting | LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares receivable per option exercised (in shares)			1
Class A Subordinate Voting | Stock Option Plan and LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)				37,436,920
Shares available for issuance, percentage of annual increase				5.00%
Class A Subordinate Voting | Stock Option Plan and LTIP | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)							363,122,166
Class B Multiple Voting | Legacy Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares receivable per option exercised (in shares)				1